Form N-1A Supplement	Jun. 30, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
BRIDGE BUILDER TRUST
Bridge Builder Small/Mid Cap Value Fund (the “Fund”)
Supplement dated September 21, 2026
to the Summary Prospectus dated October 27, 2025,
as amended and restated May 1, 2026 and as supplemented, and the
Prospectus dated October 27, 2025, as supplemented
This supplement provides new and additional information beyond that contained in the
Summary Prospectus and Prospectus and should be read in conjunction with the Summary Prospectus and Prospectus.
At a meeting held on August 19‑20, 2026, the Board of Trustees of Bridge Builder Trust (the “Trust”), upon the recommendation of Olive Street Investment Advisers, LLC, approved certain changes to the Fund, including (i) a change to the Fund’s name to “Bridge Builder Small Cap Fund,” (ii) changes to the Fund’s principal investment strategy pursuant to which the Fund will invest primarily in small-capitalization companies and no longer invest primarily in both small- and mid‑capitalization companies or follow a value-oriented investment style, and (iii) a new 80% investment policy to invest in securities of small-capitalization companies (collectively, the “Repositioning”). The Trust provided shareholders with notice of the Repositioning, including advance notice of the new 80% investment policy pursuant to Rule 35d‑1 under the Investment Company Act of 1940, in a supplement dated August 24, 2026 (the “August Supplement”). The Repositioning is expected to be completed by October 28, 2026.
In connection with the Repositioning, the Board also approved the appointment of certain new sub‑advisers and the termination of certain existing sub‑advisory agreements, as previously disclosed in the August Supplement. The Fund is now beginning to implement changes in connection with the Repositioning on a phased basis.
The changes described in this supplement are expected to be implemented in accordance with the approximate dates set forth below:
•
Effective on or about September 18, 2026, Diamond Hill Capital Management, Inc. (“Diamond Hill”) will no longer serve as a subadviser to the Fund. Accordingly, the revisions described below relating to Diamond Hill will become effective on or about September 18, 2026.

•
Effective on or about September 25, 2026, LSV Asset Management (“LSV”) and Vaughan Nelson Investment Management, L.P. (“Vaughan Nelson”) will no longer serve as subadvisers to each of their respective allocated portions of the Fund.

Effective on or about the same date, Eagle Asset Management, Inc. (“Eagle”), Federated MDTA LLC (“Federated MDT”) and Stephens Investment Management Group, LLC (“SIMG”) will each begin serving as a subadviser to an allocated portion of the Fund. Accordingly, the revisions described below relating to LSV, Vaughan Nelson, Eagle, Federated MDT and SIMG will become effective on or about September 25, 2026.
•
Effective on or about October 2, 2026, Boston Partners Global Investors, Inc. (“Boston Partners”) will no longer serve as a subadviser to the Fund. Accordingly, the revisions below relating to Boston Partners will become effective on or about October 2, 2026.

American Century Investment Management, Inc., Massachusetts Financial Services Company (d/b/a MFS Investment Management), Russell Investment Management, LLC and Silvercrest Asset Management Group LLC will continue to serve as subadvisers to the Fund.
Accordingly, the Summary Prospectus and Prospectus are hereby supplemented and revised as follows:
1.	All references and information related to Diamond Hill, LSV, Vaughan Nelson and Boston Partners, with respect to the Fund, are hereby deleted in their entirety.
2.
The fifth paragraph under the sub‑section of the Prospectus entitled “Principal Investment Strategies” under the section entitled “Summary Section – Bridge Builder Small/Mid Cap Value Fund” and the fifth paragraph under the corresponding sub‑section of the Summary Prospectus are hereby deleted and replaced with the following:

The Adviser is responsible for determining the amount of Fund assets to allocate to each Sub‑adviser. The Adviser allocates Fund assets for each investment strategy to the following Sub‑advisers: American Century Investment Management, Inc. (“American Century”), Eagle Asset Management, Inc. (“Eagle”), Federated MDTA LLC (“Federated MDT”), Massachusetts Financial Services Company (d/b/a MFS Investment Management) (“MFS”), Russell Investment Management, LLC (“RIM”), Silvercrest Asset Management Group LLC (“Silvercrest”) and Stephens Investment Management Group, LLC (“SIMG”). The Adviser may adjust allocations to the Sub‑advisers at any time or make recommendations to the Board with respect to the hiring, termination, or replacement of a Sub‑adviser. Below is a summary of each Sub‑adviser’s principal investment strategies.
3.
The following paragraphs are hereby added to the sub‑section of the Prospectus entitled “Principal Investment Strategies” under the section entitled “Summary Section – Bridge Builder Small/Mid Cap Value Fund” and to the corresponding sub‑section of the Summary Prospectus:

Eagle’s Principal Investment Strategies
During normal market conditions, Eagle primarily invests in the equity securities of small capitalization companies. When making investment decisions, Eagle generally focuses on investing in the securities of small capitalization companies that demonstrate growth potential at a price that does not appear to reflect the company’s true underlying value. Eagle uses a three-pronged investment philosophy when evaluating potential additions to the portfolio – quality, valuation, and balance. Eagle seeks quality by investing in companies with superior cash-flow generation, management teams with a successful record of business strategy execution, sustainable growth, and a defensive business model. It seeks attractive valuation using market fluctuations as opportunistic entry points. Finally, it attempts to balance the allocated portion of the Fund’s portfolio through sector-weight policies that provide diversification across major economic sectors.
Federated MDT’s Principal Investment Strategies
Federated MDT primarily invests in the common stock of small U.S. companies. Federated MDT utilizes a small capitalization growth approach by selecting most of its investments from companies listed in the Russell 2000® Growth Index. Federated MDT’s investments may include, but are not limited to, equity securities of domestic issuers and REITs. As Federated MDT’s sector exposure approximates the Russell 2000® Growth Index, their allocated portion of the Fund may, from time to time, have larger allocations to certain broad market sectors, such as healthcare, technology and industrials. Federated MDT implements its strategy using a quantitative model driven by fundamental and technical stock selection variables. This process seeks to impose strict discipline over stock selection, unimpeded by market or manager psychology. It seeks to maximize compound annual return while controlling risk. The process also takes into account trading costs in an effort to ensure that trades are generated only to the extent they are expected to be profitable on an after-trading cost basis. Additionally, risk is controlled through diversification constraints which limit exposure to individual companies as well as groups of correlated companies. Federated MDT actively trades its portfolio securities as part of implementing its investment strategy.
SIMG’s Principal Investment Strategies
SIMG evaluates and selects securities of small capitalization companies. SIMG primarily invests in the common stock of U.S. companies, although ADRs can be purchased from time‑to‑time. When making its investment decisions, SIMG employs a disciplined, bottom‑up investment selection process that combines rigorous fundamental analysis with quantitative screening in an effort to identify companies that exhibit potential for superior earnings growth that is unrecognized by the markets. SIMG has two screens—one for core growth stocks and one for catalyst stocks. Core growth stocks have strong growth franchises, recurring revenue, and above-average growth rates; catalyst stocks, in comparison, are experiencing change that could lead to accelerated earnings growth.

Bridge Builder Small/Mid Cap Value Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
BRIDGE BUILDER TRUST
Bridge Builder Small/Mid Cap Value Fund (the “Fund”)
Supplement dated September 21, 2026
to the Summary Prospectus dated October 27, 2025,
as amended and restated May 1, 2026 and as supplemented, and the
Prospectus dated October 27, 2025, as supplemented
This supplement provides new and additional information beyond that contained in the
Summary Prospectus and Prospectus and should be read in conjunction with the Summary Prospectus and Prospectus.
At a meeting held on August 19‑20, 2026, the Board of Trustees of Bridge Builder Trust (the “Trust”), upon the recommendation of Olive Street Investment Advisers, LLC, approved certain changes to the Fund, including (i) a change to the Fund’s name to “Bridge Builder Small Cap Fund,” (ii) changes to the Fund’s principal investment strategy pursuant to which the Fund will invest primarily in small-capitalization companies and no longer invest primarily in both small- and mid‑capitalization companies or follow a value-oriented investment style, and (iii) a new 80% investment policy to invest in securities of small-capitalization companies (collectively, the “Repositioning”). The Trust provided shareholders with notice of the Repositioning, including advance notice of the new 80% investment policy pursuant to Rule 35d‑1 under the Investment Company Act of 1940, in a supplement dated August 24, 2026 (the “August Supplement”). The Repositioning is expected to be completed by October 28, 2026.
In connection with the Repositioning, the Board also approved the appointment of certain new sub‑advisers and the termination of certain existing sub‑advisory agreements, as previously disclosed in the August Supplement. The Fund is now beginning to implement changes in connection with the Repositioning on a phased basis.
The changes described in this supplement are expected to be implemented in accordance with the approximate dates set forth below:
•
Effective on or about September 18, 2026, Diamond Hill Capital Management, Inc. (“Diamond Hill”) will no longer serve as a subadviser to the Fund. Accordingly, the revisions described below relating to Diamond Hill will become effective on or about September 18, 2026.

•
Effective on or about September 25, 2026, LSV Asset Management (“LSV”) and Vaughan Nelson Investment Management, L.P. (“Vaughan Nelson”) will no longer serve as subadvisers to each of their respective allocated portions of the Fund.

Effective on or about the same date, Eagle Asset Management, Inc. (“Eagle”), Federated MDTA LLC (“Federated MDT”) and Stephens Investment Management Group, LLC (“SIMG”) will each begin serving as a subadviser to an allocated portion of the Fund. Accordingly, the revisions described below relating to LSV, Vaughan Nelson, Eagle, Federated MDT and SIMG will become effective on or about September 25, 2026.
•
Effective on or about October 2, 2026, Boston Partners Global Investors, Inc. (“Boston Partners”) will no longer serve as a subadviser to the Fund. Accordingly, the revisions below relating to Boston Partners will become effective on or about October 2, 2026.

American Century Investment Management, Inc., Massachusetts Financial Services Company (d/b/a MFS Investment Management), Russell Investment Management, LLC and Silvercrest Asset Management Group LLC will continue to serve as subadvisers to the Fund.
Accordingly, the Summary Prospectus and Prospectus are hereby supplemented and revised as follows:
1.	All references and information related to Diamond Hill, LSV, Vaughan Nelson and Boston Partners, with respect to the Fund, are hereby deleted in their entirety.
2.
The fifth paragraph under the sub‑section of the Prospectus entitled “Principal Investment Strategies” under the section entitled “Summary Section – Bridge Builder Small/Mid Cap Value Fund” and the fifth paragraph under the corresponding sub‑section of the Summary Prospectus are hereby deleted and replaced with the following:

The Adviser is responsible for determining the amount of Fund assets to allocate to each Sub‑adviser. The Adviser allocates Fund assets for each investment strategy to the following Sub‑advisers: American Century Investment Management, Inc. (“American Century”), Eagle Asset Management, Inc. (“Eagle”), Federated MDTA LLC (“Federated MDT”), Massachusetts Financial Services Company (d/b/a MFS Investment Management) (“MFS”), Russell Investment Management, LLC (“RIM”), Silvercrest Asset Management Group LLC (“Silvercrest”) and Stephens Investment Management Group, LLC (“SIMG”). The Adviser may adjust allocations to the Sub‑advisers at any time or make recommendations to the Board with respect to the hiring, termination, or replacement of a Sub‑adviser. Below is a summary of each Sub‑adviser’s principal investment strategies.
3.
The following paragraphs are hereby added to the sub‑section of the Prospectus entitled “Principal Investment Strategies” under the section entitled “Summary Section – Bridge Builder Small/Mid Cap Value Fund” and to the corresponding sub‑section of the Summary Prospectus:

Eagle’s Principal Investment Strategies
During normal market conditions, Eagle primarily invests in the equity securities of small capitalization companies. When making investment decisions, Eagle generally focuses on investing in the securities of small capitalization companies that demonstrate growth potential at a price that does not appear to reflect the company’s true underlying value. Eagle uses a three-pronged investment philosophy when evaluating potential additions to the portfolio – quality, valuation, and balance. Eagle seeks quality by investing in companies with superior cash-flow generation, management teams with a successful record of business strategy execution, sustainable growth, and a defensive business model. It seeks attractive valuation using market fluctuations as opportunistic entry points. Finally, it attempts to balance the allocated portion of the Fund’s portfolio through sector-weight policies that provide diversification across major economic sectors.
Federated MDT’s Principal Investment Strategies
Federated MDT primarily invests in the common stock of small U.S. companies. Federated MDT utilizes a small capitalization growth approach by selecting most of its investments from companies listed in the Russell 2000® Growth Index. Federated MDT’s investments may include, but are not limited to, equity securities of domestic issuers and REITs. As Federated MDT’s sector exposure approximates the Russell 2000® Growth Index, their allocated portion of the Fund may, from time to time, have larger allocations to certain broad market sectors, such as healthcare, technology and industrials. Federated MDT implements its strategy using a quantitative model driven by fundamental and technical stock selection variables. This process seeks to impose strict discipline over stock selection, unimpeded by market or manager psychology. It seeks to maximize compound annual return while controlling risk. The process also takes into account trading costs in an effort to ensure that trades are generated only to the extent they are expected to be profitable on an after-trading cost basis. Additionally, risk is controlled through diversification constraints which limit exposure to individual companies as well as groups of correlated companies. Federated MDT actively trades its portfolio securities as part of implementing its investment strategy.
SIMG’s Principal Investment Strategies
SIMG evaluates and selects securities of small capitalization companies. SIMG primarily invests in the common stock of U.S. companies, although ADRs can be purchased from time‑to‑time. When making its investment decisions, SIMG employs a disciplined, bottom‑up investment selection process that combines rigorous fundamental analysis with quantitative screening in an effort to identify companies that exhibit potential for superior earnings growth that is unrecognized by the markets. SIMG has two screens—one for core growth stocks and one for catalyst stocks. Core growth stocks have strong growth franchises, recurring revenue, and above-average growth rates; catalyst stocks, in comparison, are experiencing change that could lead to accelerated earnings growth.